Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transaction [Line Items]
Schedule Of Quantitative Information Regarding Fair Value Measurements Convertible Portion of Debt (Detail)
The key inputs into the binomial lattice model for the Warrants were as follows:

	February 4, 2021 (Initial Measurement)		June 30, 2021
	Public Warrants	Private Warrants	Private Warrants
Market price of public shares	$9.61	$9.61	9.88
Risk-free rate	0.52%	0.52%	0.86%
Dividend yield	0.00%	0.00%	0.00%
Volatility	19.7%	19.7%	22.7%
Exercise price	$11.50	$11.50	11.50
Effective expiration date	6/19/26	6/19/26	5/19/26
One-touch hurdle	$18.18	—	—

Two Thousand And Twenty One Convertible Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Schedule Of Quantitative Information Regarding Fair Value Measurements Convertible Portion of Debt (Detail)
For the 2021 Note, the assumptions used to value the promissory note using the fair value method were consistent with those utilized in the Company’s valuation for the Private Placement Warrants and are detailed below:

June 30
Expected volatility (%)	22.7%
Risk-free interest rate (%)	0.86%
Expected dividend yield (%)	0.0
Contractual term (years)	0.17
Conversion price	$1.50
Underlying share price	9.88
Underlying value per private warrant	$1.48
Convertible notes amount	$1,000,000
Fair value of the conversion feature	$988,400